Operating Revenue - Summary of Operation of Civil Aviation, Including the Provision of Passenger, Cargo, Mail Delivery, and Other Extended Transportation Services (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from contracts with customers within the scope of IFRS 15:
Passenger	¥ 75,392	¥ 70,534	¥ 138,502
Cargo and mail	19,887	16,493	9,615
Commission income	2,677	2,771	2,952
General aviation income	572	508	564
Cargo handling income	864	507	359
Hotel and tour operation income	538	390	712
Ground services income	326	210	409
Air catering service income	271	273	353
Others	885	689	654
Revenue from contract	101,412	92,375	154,120
Rental income	232	186	202
Revenue	¥ 101,644	¥ 92,561	¥ 154,322